Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2018	Nov. 15, 2018	Mar. 29, 2018
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	WAFD
Entity Registrant Name	WASHINGTON FEDERAL INC
Entity Central Index Key	0000936528
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		81,582,736
Entity Well-Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 2,899,004,354